Stock-Based Compensation - Summarizes The Activity of Restricted Stock Awards (Details) - Restricted stock	12 Months Ended
Dec. 31, 2020 shares
Number of Restricted Stock Awards
Beginning Balance	472,141
Shares vested	(305,379)
Ending Balance	166,762